Retirement Benefit Schemes - Summary of Weighted Average Life Expectancy Used to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 8 months 12 days
Member age 65 (current life expectancy), Female	22 years 8 months 12 days
Member age 45 (life expectancy at age 65), Male	22 years 3 months 19 days
Member age 45 (life expectancy at age 65), Female	24 years 2 months 12 days
United Kingdom
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years 8 months 12 days	23 years 9 months 18 days
Member age 65 (current life expectancy), Female	24 years 2 months 12 days	26 years 4 months 24 days
Member age 45 (life expectancy at age 65), Male	24 years 3 months 19 days	26 years 6 months
Member age 45 (life expectancy at age 65), Female	25 years 6 months	29 years 2 months 12 days
Germany
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	19 years 3 months 19 days	19 years 1 month 6 days
Member age 65 (current life expectancy), Female	23 years 3 months 19 days	23 years 2 months 12 days
Member age 45 (life expectancy at age 65), Male	21 years 10 months 25 days	21 years 9 months 18 days
Member age 45 (life expectancy at age 65), Female	25 years 9 months 18 days	25 years 8 months 12 days
Canada
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years 4 months 24 days	21 years 3 months 19 days
Member age 65 (current life expectancy), Female	23 years 9 months 18 days	23 years 8 months 12 days
Member age 45 (life expectancy at age 65), Male	22 years 6 months	22 years 4 months 24 days
Member age 45 (life expectancy at age 65), Female	24 years 9 months 18 days	24 years 8 months 12 days
Netherlands
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 9 months 18 days	20 years 7 months 6 days
Member age 65 (current life expectancy), Female	24 years 9 months 18 days	24 years 8 months 12 days
Member age 45 (life expectancy at age 65), Male	23 years 3 months 19 days	23 years 1 month 6 days
Member age 45 (life expectancy at age 65), Female	27 years	26 years 10 months 25 days
Switzerland
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years 8 months 12 days	22 years 3 months 19 days
Member age 65 (current life expectancy), Female	23 years 8 months 12 days	24 years 4 months 24 days
Member age 45 (life expectancy at age 65), Male	23 years 6 months	24 years 2 months 12 days
Member age 45 (life expectancy at age 65), Female	25 years 6 months	26 years 3 months 19 days